Stockholders' Deficit (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of restricted shares of common stock
A summary of the status of the Company’s grants of restricted shares of common stock is presented below:

	Number of Non- vested Shares	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2021	133,257	$0.64
Granted	1,213,346	1.11
Vested	(606,671)	1.11

Outstanding at December 31, 2021	739,932	1.03
Vested	(606,675)	1.11
Cancelled/ Forfeited	(133,257)	0.64

Non-vested shares at December 31, 2022	—	$—